Employee Benefit Plans (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Employee Savings Plan
Employer matching contribution as a percentage of voluntary employee contributions under 401(k) plan		50.00%
Employer maximum annual contribution per employee under 401(k) plan		$ 1,500
Increased employer maximum contribution as of January 1, 2013	2,500
Expense recognized related to 401(k) plan
Matching contributions, net of forfeitures, under 401(k) plan		2,750,000	1,521,000	1,598,000
Discretionary stock contributions, net of forfeitures, under 401(k) plan		23,772,000	22,331,000	24,954,000
Employee Stock Purchase Plan
Employee Stock Purchase Plan
Minimum number of calendar quarters to be employed for full-time employees to be eligible to participate in the ESPP		3 months
Maximum fair value of capital stock permitted to be purchased by employees in any one year under ESPP		$ 25,000
Employee Stock Purchase Plan | Class A common stock
Employee Stock Purchase Plan
Number of shares authorized to be issued under Employee Stock Purchase Plan (ESPP)		1.8
Shares of common stock available for future grant under stock incentive plans		0.2
Purchase price as percentage of closing market price on the last business day of each calendar quarter under ESPP		85.00%
Number of shares of common stock purchased under ESPP		0.1	0.1	0.1